Federated Short-Term Income Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FTIAX)
INSTITUTIONAL SHARES (TICKER FSTIX)
SERVICE SHARES (TICKER FSISX)
CLASS Y SHARES (TICKER FSTYX)
CLASS R6 SHARES (TICKER FSILX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2017
Under the heading entitled “Portfolio Manager Information,” please delete the table related to Nicholas Tripodes and replace it with the following:
“Nicholas Tripodes, Portfolio Manager
Types of Accounts Managed by Nicholas Tripodes	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	1/$755.8 million
Other Accounts	4/$773.3 million

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.”
October 30, 2017

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454172 (10/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.